PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 296,977
Property, plant and equipment at end of period	325,048	$ 296,977
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	422,839	372,724
Additions	33,952	58,830
Acquisition of subsidiaries	19,602	17,591
Disposals	(10,364)	(23,466)
Exchange and other adjustments	17,240	(2,840)
Property, plant and equipment at end of period	483,269	422,839
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(125,862)	(109,605)
Disposals	7,693	13,204
Exchange and other adjustments	(6,378)	(1,006)
Depreciation expense	(33,674)	(28,455)
Property, plant and equipment at end of period	(158,221)	(125,862)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	39,727
Property, plant and equipment at end of period	49,066	39,727
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	39,727	36,601
Additions	1,498	4,400
Acquisition of subsidiaries	4,359	843
Disposals	0	(2,083)
Exchange and other adjustments	3,482	(34)
Property, plant and equipment at end of period	49,066	39,727
Land | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals	0	0
Exchange and other adjustments	0	0
Depreciation expense	0	0
Property, plant and equipment at end of period	0	0
Buildings and leaseholds
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	179,445
Property, plant and equipment at end of period	192,401	179,445
Property, plant and equipment, temporarily idle	3,678	34,725
Buildings and leaseholds | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	226,225	199,647
Additions	9,139	30,559
Acquisition of subsidiaries	11,212	10,404
Disposals	(2,178)	(14,630)
Exchange and other adjustments	9,080	245
Property, plant and equipment at end of period	253,478	226,225
Buildings and leaseholds | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(46,780)	(44,290)
Disposals	579	7,114
Exchange and other adjustments	(2,249)	(260)
Depreciation expense	(12,627)	(9,344)
Property, plant and equipment at end of period	(61,077)	(46,780)
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	31,711
Property, plant and equipment at end of period	36,062	31,711
Production equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	54,464	42,838
Additions	7,445	7,248
Acquisition of subsidiaries	2,060	4,039
Disposals	(1,832)	(526)
Exchange and other adjustments	5,168	865
Property, plant and equipment at end of period	67,305	54,464
Production equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(22,753)	(15,522)
Disposals	1,301	111
Exchange and other adjustments	(1,498)	(272)
Depreciation expense	(8,293)	(7,070)
Property, plant and equipment at end of period	(31,243)	(22,753)
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	46,094
Property, plant and equipment at end of period	47,519	46,094
Other equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	102,423	93,638
Additions	15,870	16,623
Acquisition of subsidiaries	1,971	2,305
Disposals	(6,354)	(6,227)
Exchange and other adjustments	(490)	(3,916)
Property, plant and equipment at end of period	113,420	102,423
Other equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(56,329)	(49,793)
Disposals	5,813	5,979
Exchange and other adjustments	(2,631)	(474)
Depreciation expense	(12,754)	(12,041)
Property, plant and equipment at end of period	(65,901)	(56,329)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,548
Property, plant and equipment at end of period	$ 7,630	$ 8,548